Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of composition of income tax benefits

	For the Year
	Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax	365	3	—
Deferred income tax	(1,648)	(585)	(918)
Total	(1,283)	(582)	(918)

Schedule of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2020	2021	2022
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(3.65)%	(3.00)%	(10.99)%
Tax effect of permanent differences	2.78%	5.87%	9.95%
Changes in valuation allowance	(23.72)%	(27.58)%	(23.28)%
Effective income tax rate	0.41%	0.29%	0.68%

Schedule of Effect of Preferential Tax

	For the Year
	Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax effect of preferential tax treatment	11,440	6,140	14,855
Basic and diluted loss per share effect	0.03	0.01	0.04

Schedule of deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Advances from customers	11,747	3,535
Accrued payroll and expenses	1,705	235
Allowances of credit losses	7,116	7,412
Allowances of impaired assets	1,988	593
Net operating loss carry-forwards	202,061	235,751
Advertising expenses in excess of deduction limit	2,827	2,827
Amortization of intangible assets	1,737	2,128
Total deferred tax assets	229,181	252,481
Less: Valuation allowance	(229,181)	(252,481)
Total deferred tax assets, net	—	—

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	4,549	3,644
Total deferred tax liabilities	4,549	3,644

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	115,143	249,347	229,181
Additions	153,830	69,282	46,643
Reversals	(19,626)	(89,448)	(23,343)
Balance at end of the year	249,347	229,181	252,481